Payden GNMA Fund
1
Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (122%
)
402,012 FHLMC Multifamily Structured Pass-Through
Certificates KF60, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.604%),
4.92%, 2/25/26 (a) $ 402
489,377 FHLMC Multifamily Structured Pass-Through
Certificates KF62, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.594%),
4.91%, 4/25/26 (a) 490
928,095 FHLMC Multifamily Structured Pass-Through
Certificates KF68, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.604%),
4.92%, 7/25/26 (a) 928
170,236 FHLMC Multifamily Structured Pass-Through
Certificates KI08, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.200%),
4.52%, 10/25/26 (a) 170
116,526 FHLMC Multifamily Structured Pass-Through
Certificates KF74, (1 mo. Secured Overnight
Financing Rate Index + 0.530%), 4.85%,
1/25/27 (a) 116
404,740 FHLMC Multifamily Structured Pass-Through
Certificates KS09, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.484%),
4.83%, 10/25/27 (a) 405
1,308,729 FHLMC Multifamily Structured Pass-Through
Certificates KF50, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.514%),
4.83%, 7/25/28 (a) 1,308
294,581 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 6.39%, 5/25/50 (b) 295
1,003,966 FN AL6513 , 5.00%, 7/01/44  1,007
184,072 FN BM2007 30YR , 4.00%, 9/01/48  173
842,943 FN CB9019 30YR , 6.00%, 8/01/54  857
421,926 FN FS8791 30YR , 6.00%, 8/01/54  429
501,640 FN MA3238 30YR , 3.50%, 1/01/48  457
1,616,498 FN MA4918 30YR , 5.00%, 2/01/53  1,580
59,374 FNR FA 2007-110, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.734%),
5.08%, 12/25/37 (a) 59
885,876 FR RA7790 30YR , 5.00%, 8/01/52  868
660,984 FR SD8199 30YR , 2.00%, 3/01/52  519
1,059,895 Freddie Mac REMICS 5451, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.100%), 5.45%, 9/25/54 (a) 1,061
476,723 FRESB Mortgage Trust 2017-SB41, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.814%), 5.13%, 9/25/37 (a) 475
126,968 G2 3711 30YR , 5.50%, 5/20/35  130
100,292 G2 3772 30YR , 5.00%, 10/20/35  100
209,321 G2 3785 30YR , 5.00%, 11/20/35  210
241,238 G2 4802 30YR , 5.00%, 9/20/40  243
826,741 G2 4853 30YR , 4.00%, 11/20/40  784
305,169 G2 5083 30YR , 5.00%, 6/20/41  307
968,319 G2 5115 30YR , 4.50%, 7/20/41  953
829,605 G2 5258 30YR , 3.50%, 12/20/41  769
424,107 G2 770239 30YR , 4.00%, 2/20/42  400
440,076 G2 785023 15YR , 3.00%, 5/20/34  427
1,186,891 G2 785219 30YR , 2.00%, 12/20/50  950
444,364 G2 785289 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 4.86%, 12/20/47 (a) 451
Principal
or Shares Security Description
Value
(000)
1,146,370 G2 785524 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.536%), 5.25%, 12/20/41 (a) $ 1,162
38,709 G2 80029 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 1/20/27 (a) 39
76,008 G2 80052 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 3/20/27 (a) 76
55,452 G2 80059 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.88%, 4/20/27 (a) 55
134,781 G2 80074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.88%, 5/20/27 (a) 135
313,828 G2 80152 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 1/20/28 (a) 313
90,594 G2 80154 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 1/20/28 (a) 90
134,812 G2 80169 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 2/20/28 (a) 134
221,523 G2 80184 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.88%, 4/20/28 (a) 222
260,876 G2 80319 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 9/20/29 (a) 261
310,765 G2 80637 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 9/20/32 (a) 314
627,288 G2 80795 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.75%, 12/20/33 (a) 639
241,071 G2 80826 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 2/20/34 (a) 245
388,696 G2 80835 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 2/20/34 (a) 394
377,015 G2 81282 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 3/20/35 (a) 383
397,833 G2 82074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.88%, 5/20/38 (a) 405
225,707 G2 82107 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.63%, 7/20/38 (a) 230
466,094 G2 82457 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 1/20/40 (a) 475
267,230 G2 82463 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 1/20/40 (a) 272
36,217 G2 83031 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.75%, 1/20/42 (a) 36
67,660 G2 8991 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
4.75%, 10/20/26 (a) 68

Payden Mutual Funds
Payden GNMA Fund
continued
Principal
or Shares Security Description
Value
(000)
742,539 G2 AY5132 , 3.25%, 7/20/37  $ 700
845,618 G2 AY5138 , 3.25%, 12/20/37  797
122,134 G2 MA0312 , 3.50%, 8/20/42  109
155,064 G2 MA0387 , 3.50%, 9/20/42  138
1,140,217 G2 MA0698 30YR , 3.00%, 1/20/43  1,027
1,033,777 G2 MA1012 30YR , 3.50%, 5/20/43  956
917,288 G2 MA1089 30YR , 3.00%, 6/20/43  824
894,533 G2 MA1520 30YR , 3.00%, 12/20/43  803
836,946 G2 MA2304 30YR , 4.00%, 10/20/44  788
760,725 G2 MA2522 30YR , 4.00%, 1/20/45  716
477,760 G2 MA2767 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 4.50%, 4/20/45 (a) 487
367,409 G2 MA3454 30YR , 3.50%, 2/20/46  338
1,165,418 G2 MA3662 30YR , 3.00%, 5/20/46  1,035
717,683 G2 MA3663 30YR , 3.50%, 5/20/46  661
1,342,028 G2 MA3735 30YR , 3.00%, 6/20/46  1,191
578,112 G2 MA3936 30YR , 3.00%, 9/20/46  513
487,227 G2 MA4069 30YR , 3.50%, 11/20/46  447
585,067 G2 MA4195 30YR , 3.00%, 1/20/47  519
366,208 G2 MA4197 30YR , 4.00%, 1/20/47  343
566,061 G2 MA4262 30YR , 3.50%, 2/20/47  519
733,052 G2 MA4321 30YR , 3.50%, 3/20/47  672
406,169 G2 MA4322 30YR , 4.00%, 3/20/47  380
976,204 G2 MA4382 30YR , 3.50%, 4/20/47  894
300,139 G2 MA4510 30YR , 3.50%, 6/20/47  274
647,246 G2 MA4719 30YR , 3.50%, 9/20/47  589
476,204 G2 MA4962 30YR , 3.50%, 1/20/48  435
1,035,231 G2 MA5265 30YR , 4.50%, 6/20/48  1,002
1,774,261 G2 MA6473 30YR , 2.50%, 2/20/50  1,497
527,547 G2 MA6709 30YR , 2.50%, 6/20/50  446
2,073,393 G2 MA6818 30YR , 2.00%, 8/20/50  1,676
1,278,505 G2 MA6930 30YR , 2.00%, 10/20/50  1,033
1,835,001 G2 MA6931 30YR , 2.50%, 10/20/50  1,547
1,892,735 G2 MA7051 30YR , 2.00%, 12/20/50  1,530
2,041,157 G2 MA7367 30YR , 2.50%, 5/20/51  1,719
742,630 G2 MA7471 30YR , 2.00%, 7/20/51  600
1,309,589 G2 MA7472 30YR , 2.50%, 7/20/51  1,103
733,429 G2 MA7473 30YR , 3.00%, 7/20/51  642
2,209,317 G2 MA7533 30YR , 2.00%, 8/20/51  1,785
1,705,120 G2 MA7535 30YR , 3.00%, 8/20/51  1,492
2,276,255 G2 MA7589 30YR , 2.50%, 9/20/51  1,917
2,234,094 G2 MA7648 30YR , 2.00%, 10/20/51  1,805
1,798,707 G2 MA7705 30YR , 2.50%, 11/20/51  1,515
945,634 G2 MA7706 30YR , 3.00%, 11/20/51  827
2,509,415 G2 MA7767 30YR , 2.50%, 12/20/51  2,113
781,368 G2 MA7768 30YR , 3.00%, 12/20/51  684
1,545,453 G2 MA7881 30YR , 2.50%, 2/20/52  1,301
383,681 G2 MA7882 30YR , 3.00%, 2/20/52  336
2,064,734 G2 MA7987 30YR , 2.50%, 4/20/52  1,739
763,203 G2 MA7990 30YR , 4.00%, 4/20/52  709
771,772 G2 MA8097 30YR , 2.50%, 6/20/52  650
846,415 G2 MA8146 30YR , 2.00%, 7/20/52  684
804,817 G2 MA8200 30YR , 4.00%, 8/20/52  748
403,303 G2 MA8266 30YR , 3.50%, 9/20/52  364
1,074,064 G2 MA8570 30YR , 5.50%, 1/20/53  1,078
1,387,301 G2 MA8648 30YR , 5.50%, 2/20/53  1,392
794,184 G2 MA8948 30YR , 5.50%, 6/20/53  796
1,989,519 G2 MA9726 30YR , 6.00%, 6/20/54  2,023
425,589 G2 MA9779 30YR , 5.50%, 7/20/54  425
1,458,858 G2 MB0026 30YR , 5.50%, 11/20/54  1,459
2,700,000 G2SF , 4.50%, 8/15/5530YR TBA (c) 2,563
Principal
or Shares Security Description
Value
(000)
4,400,000 G2SF , 5.00%, 8/15/5530YR TBA (c) $ 4,295
5,530,000 G2SF , 6.00%, 8/15/5530YR TBA (c) 5,606
1,500,000 G2SF , 6.50%, 8/15/5530YR TBA (c) 1,540
2,700,000 G2SF , 3.50%, 8/20/5530YR TBA (c) 2,427
5,010,000 G2SF , 5.50%, 8/20/5530YR TBA (c) 4,998
19,241 GN 455989 , 5.00%, 7/15/26  19
20,532 GN 558954 , 5.25%, 5/15/29  21
187,734 GN 558956 , 4.50%, 6/15/29  187
88,390 GN 605099 30YR , 5.50%, 3/15/34  91
220,850 GN 616826 30YR , 5.50%, 1/15/35  224
448,487 GN 710868 30YR , 5.50%, 9/15/39  461
126,087 GN 728153 , 5.50%, 10/15/29  127
38,610 GN 728159 , 5.25%, 11/15/29  39
90,962 GN 781810 30YR , 5.50%, 10/15/34  94
813,512 GNR 2009-22 FA 2009-22, (1 mo. Term
Secured Overnight Financing Rate + 0.844%),
5.20%, 4/20/39 (a) 816
245,093 GNR AF 2012-18, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 4.77%,
2/20/38 (a) 245
439,257 GNR F 2004-56, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 4.87%,
6/20/33 (a) 439
93,624 GNR FA 2001-35, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 4.70%,
8/16/31 (a) 94
165,433 GNR FB 2007-76, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 4.97%,
11/20/37 (a) 165
452,028 GNR FB 2008-11, (1 mo. Term Secured
Overnight Financing Rate + 0.714%), 5.07%,
2/20/38 (a) 452
249,108 GNR FC 2003-71, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 4.97%,
7/20/33 (a) 249
387,014 GNR FC 2007-54, (1 mo. Term Secured
Overnight Financing Rate + 0.374%), 4.73%,
9/20/37 (a) 382
708,023 GNR FC 2018-91, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 4.74%,
7/20/48 (a) 688
240,444 GNR FG 2004-86, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 4.87%,
7/20/34 (a) 240
330,328 GNR FH 2004-59, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 4.70%,
8/16/34 (a) 330
134,759 GNR FH 2008-2, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 4.92%,
1/20/38 (a) 134
528,609 GNR FJ 2019-6, (1 mo. Term Secured Overnight
Financing Rate + 0.514%), 4.87%, 1/20/49 (a) 514
417,002 GNR FK 2006-60, (1 mo. Term Secured
Overnight Financing Rate + 0.314%), 4.65%,
11/20/36 (a) 417
237,607 GNR LF 2011-153, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 4.70%,
7/16/41 (a) 234
158,025 GNR ST 2014-79, 33.00%, 7/20/29 (b)(d) 2
542,348 GNR UF 2008-67, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 4.92%,
6/20/38 (a) 542
Total Mortgage Backed (Cost - $113,571)
106,698

Principal
or Shares Security Description
Value
(000)
Investment Company (2%
)
1,315,020 Payden Cash Reserves Money Market Fund *
(Cost - $1,315)
$ 1,315
Total Investments (Cost - $114,886) (124%)
108,013
Liabilities in excess of Other Assets (-24%)
(21,177)
Net Assets (100%) $ 86,836
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(b) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c) Security was purchased on a delayed delivery basis.
(d) Yield to maturity at time of purchase.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 30 Sep-25 $ 3,332 $ 42 $ 42
U.S. Treasury 5-Year Note Future 54 Sep-25 5,841 28 28
a a
Total Futures
$70
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
4-Year SOFR Swap, Receive Variable 4.360% (SOFRRATE)
Annually, Pay Fixed 3.620% Annually 11/30/2029 $5,815 $(15) $– $(15)